Note 6 - Servicing (Detail) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Inflation Rate [Member]
Unpaid Principal Balance of Loans Serviced for Others (in Dollars)	$ 175,583,000	$ 164,568,000
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate				8.00%	10.00%	3.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Incremental Increase Based On Loan Count (in Dollars)	1
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars)				$ 40	$ 55
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Factor	398	465	321